RELATED PARTY TRANSACTIONS (Details) - Key management personnel - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTIONS (Details) - Key management personnel [Line Items]
Borrowings, interest rate	2.68%	2.43%	2.70%
Deposits from customers	£ 418,066,000	£ 418,124,000
Key management personnel of entity or parent [member]
RELATED PARTY TRANSACTIONS (Details) - Key management personnel [Line Items]
Payment for Pension Benefits		£ 50	£ 100
Interest rate on deposits	3.50%	4.00%	4.00%
Directors and connected persons [member]
RELATED PARTY TRANSACTIONS (Details) - Key management personnel [Line Items]
Outstanding commitments made by entity, related party transactions	£ 500	£ 10	£ 400
Bottom of range [member] | Key management personnel of entity or parent [member]
RELATED PARTY TRANSACTIONS (Details) - Key management personnel [Line Items]
Borrowings, interest rate	6.70%	6.45%	2.49%
Top of range [member] | Key management personnel of entity or parent [member]
RELATED PARTY TRANSACTIONS (Details) - Key management personnel [Line Items]
Borrowings, interest rate	24.20%	23.95%	23.95%
525110 Pension Funds [Member]
RELATED PARTY TRANSACTIONS (Details) - Key management personnel [Line Items]
Deposits from customers	£ 225,000	£ 337,000
Contract liabilities	£ 79,000	£ 307,000